Customer deposits	12 Months Ended
Dec. 31, 2022
Customer deposits
Customer deposits

20. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2021	12/31/2022

Classification:
Financial liabilities at fair value through profit or loss	114,078	119,769
Financial liabilities at amortized cost	777,886	808,529
	891,964	928,298
Type:
Repurchase agreements	131,639	146,691
Demand deposits:
Current accounts	541,257	538,409
Other deposits	22,760	22,972
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	—	2,141
Others	22,760	20,831
Time deposits:
Fixed-term deposits	195,431	218,316
Accrued interest	877	1,910
	891,964	928,298
Currency:
Peso	798,976	833,323
USD	92,987	94,975
Other currencies	1	—
	891,964	928,298

As of December 31, 2022 and 2021, there were no transactions in connection with OTC financial derivatives transactions (see Note 32).

Note 45.a includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Customer deposits – Financial liabilities at amortized cost.